Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred income tax valuation allowance	$ 7,000	$ 4,200
Net deferred tax assets related to net operating loss carryforwards	$ 14,169	$ 7,891